Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 23	$ 22
Provision for credit losses
Purchases	7	10
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(14)	(9)
Exchange rate and other		1
Balance at end of period	14	23
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	8
Provision for credit losses
Purchases	7	10
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(8)	(9)
Exchange rate and other	1
Balance at end of period	6	8
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	15	14
Provision for credit losses
Changes in risk, parameters and exposures	(6)
Exchange rate and other	(1)	1
Balance at end of period	$ 8	$ 15